Note 6 - Blanket Mine Indigenization Transaction	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of the Blanket Zimbabwe indigenisation transaction [text block]
6	Blanket Mine Indigenisation Transaction

On
February 20, 2012
the Group announced it had signed a Memorandum of Understanding (“MoU”) with the Minister of Youth, Development, Indigenisation and Empowerment of the Government of Zimbabwe pursuant to which the Group agreed that indigenous Zimbabweans would acquire an effective
51%
ownership interest in the Zimbabwean company owning the Blanket Mine for a paid transactional value of
$30.09
million. Pursuant to the above, members of the Group entered into agreements with each indigenous shareholder to transfer
51%
of the Group’s ownership interest in Blanket Mine whereby it:

•	sold a 16% interest to the National Indigenisation and Economic Empowerment Fund (“NIEEF”) for $11.74 million;

•	sold a 15% interest to Fremiro Investments (Private) Limited (“Fremiro”), which is owned by indigenous Zimbabweans, for $11.01 million;

•
sold a
10%
interest to Blanket Employee Trust Services (Private) Limited (“BETS”) for the benefit of present and future managers and employees for
$7.34
million. The shares in BETS are held by the Blanket Mine Employee Trust (“Employee Trust”) with Blanket Mine’s employees holding participation units in the Employee Trust; and

•	donated a 10% ownership interest to the Gwanda Community Share Ownership Trust (“Community Trust”). In addition, Blanket Mine paid a non-refundable donation of $1 million to the Community Trust.

The Group facilitated the vendor funding of these transactions which is repaid by way of dividends from Blanket Mine.
80%
of dividends declared by Blanket Mine are used to repay such loans and the remaining
20%
unconditionally accrues to the respective indigenous shareholders. Following a modification to the interest rate on
June 23, 2017,
outstanding balances on these facilitation loans attract interest at a rate of the lower of a fixed
7.25%
per annum payable quarterly or
80%
of the Blanket Mine dividend in the quarter. The timing of the repayment of the loans depends on the future financial performance of Blanket Mine and the extent of future dividends declared by Blanket Mine. The facilitation loans relating to the Group were transferred as dividends in specie intra Group and now the loans and most of the interest thereon is payable to the Company.

On
November 5, 2018
the Company and Fremiro entered into a sale agreement for Caledonia to purchase Femiro’s
15%
shareholding in Blanket Mine. As at
December 31, 2019
the transaction remained subject to, amongst other things, approvals from various Zimbabwean regulatory authorities to be effective. In terms of the sale agreement, the Company planned to issue
727,266
shares at
$7.15
per share to Fremiro for the cancellation of their facilitation loan which stood at
$11,467
as at
June 30, 2018
and the purchase of their
15%
shareholding in Blanket Mine, increasing the Company’s total shareholding in Blanket Mine to
64%.
On
January 21, 2020
the Company announced that all regulatory approvals were obtained and the transaction became effective. The Company continues to consolidate Blanket Mine in the consolidated financial statements.

Accounting treatment

The directors of Caledonia Holdings Zimbabwe (Private) Limited (“CHZ”), a wholly owned subsidiary of the Company, performed a re-assessment, using the requirements of IFRS
10:
Consolidated Financial Statements (IFRS
10
), and concluded that CHZ should continue to consolidate Blanket Mine after the indigenisation and accordingly the subscription agreements with the indigenous shareholders have been accounted for as a transaction with non-controlling interests and as a share based payment transaction.

The subscription agreements, concluded on
February 20, 2012,
were accounted for as follows:
•	Non-controlling interests (“NCI”) were recognised on the portion of shareholding upon which dividends declared by Blanket Mine will accrue unconditionally to equity holders as follows:
(a)	20% of the 16% shareholding of NIEEF;
(b)	20% of the 15% shareholding of Fremiro; and
(c)	100% of the 10% shareholding of the Community Trust.
•	This effectively means that NCI is recognised at 16.2% of the net assets of Blanket Mine.
•	The remaining
80%
of the shareholding of NIEEF and Fremiro is recognised as non-controlling interests to the extent that their attributable share of the net asset value of Blanket Mine exceeds the balance on the facilitation loans including interest. At
December 31, 2019
the attributable net asset value did
not
exceed the balance on the respective loan accounts and thus
no
additional NCI was recognised.
•	The transaction with BETS is accounted for in accordance with IAS
19
Employee Benefits
(profit sharing arrangement) as the ownership of the shares does not
ultimately pass to the employees. The employees are entitled to participate in
20%
of the dividends accruing to the
10%
shareholding in Blanket Mine if they are employed at the date of such distribution. To the extent that
80%
of the attributable dividends exceed the balance on the BETS facilitation loan they will accrue to the employees at the date of such declaration.
•	The Employee Trust and BETS are entities effectively controlled and consolidated by Blanket Mine. Accordingly, the shares held by BETS are effectively treated as treasury shares in Blanket Mine and no
NCI is recognised.

Amendments to the facilitation and advanced dividend loan agreements

Interest modification

On
June 23, 2017,
the Group, Blanket Mine and the indigenous shareholders of Blanket Mine reached agreement to change the interest terms of the facilitation and advanced dividend loan agreements. The agreements changed the interest rate from the previously agreed
12
-month LIBOR +
10%
to the lower of a fixed
7.25%
per annum, payable quarterly or
80%
of the Blanket Mine dividend in the quarter. The modification was considered beneficial to the indigenous shareholders and gave rise to an equity-settled share-based expense of
$806
on
June 23, 2017
when all parties reached agreement to modify the interest charged. It was agreed that the interest change was to be applied to the facilitation and advanced dividend loan balances from
January 1, 2017.
The assumptions and methodologies used to quantify the equity-settled share-based payment expense relating to the beneficial interest modification are detailed in note
27.2.

Blanket Mine’s indigenisation shareholding percentages and facilitation loan balances
				Balance of facilitation loan #
$ 000's	Shareholding	NCI Recognised	NCI subject to facilitation loan	Dec, 31, 2019	Dec, 31 2018
NIEEF	16%	3.2%	12.8%	11,877	11,876
Fremiro (refer note 38(b))	15%	3.0%	12.0%	11,458	11,466
Community Trust	10%	10.0%	-	-	-
BETS	10%	- *	- *	7,639	7,644
	51%	16.2%	24.8%	30,974	30,986

The balance on the facilitation loans is reconciled as follows:
Balance at January 1, 2018	31,052
Interest accrued	2,173
Dividends used to repay loans	(2,239)
Balance at December 31, 2018	30,986
Interest accrued	1,609
Dividends used to repay loans	(1,621)
Balance at December 31, 2019	30,974

* The shares held by BETS are effectively treated as treasury shares (see above). The BETS facilitation loan earnings are accounted for under
IAS19
Employee Benefits
as an employee charge under Production cost
.
# Facilitation loans are accounted for as equity instruments and are accordingly not
recognised as loans receivable.

Advance dividends

In anticipation of completion of the underlying subscription agreements, Blanket Mine agreed to advance dividend arrangements with NIEEF and the Community Trust as follows:

Advances made to the Community Trust against their right to receive dividends declared by Blanket Mine on their shareholding as follows:

•	a $2 million payment on or before September 30, 2012;

•	a $1 million payment on or before February 28, 2013; and

•	a $1 million payment on or before April 30, 2013.

These advance payments were debited to a loan account bearing interest at a rate at the lower of a fixed
7.25%
per annum, payable quarterly or the Blanket Mine dividend in the quarter to the advanced dividend loan holder.
The loan is repayable by way of set off future dividends on the Blanket Mine shares owed by the Community Trust. Advances made to NIEEF as an advanced dividend loan before
2013
were settled through Blanket Mine dividend repayments in fiscal
2014.

The advance dividend payments were recognised as distributions to shareholders and they are classified as equity instruments. The loans arising are not
recognised as loans receivable, because repayment is by way of uncertain future dividends.

The movement in the advance dividend loan to the Community Trust is reconciled as follows:

Total

Balance at January 1, 2018	2,604
Interest accrued	174
Dividends used to repay advance dividends	(725)
Balance at December 31, 2018	2,053
Interest accrued	104
Dividends used to repay advance dividends	(525)
Balance at December 31, 2019	1,632